EQ ADVISORS TRUSTSM

1290 VT Natural Resources Portfolio

1290 VT Real Estate Portfolio

SUPPLEMENT DATED JANUARY 24, 2022 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

Judith DeVivo and Ben Sklar of AllianceBernstein L.P. no longer serve as members of the team that is responsible for the securities selection, research, and trading for the 1290 VT Natural Resources Portfolio and 1290 VT Real Estate Portfolio. All references to Judith DeVivo and Ben Sklar in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The section of the Summary Prospectus and Prospectus entitled “1290 VT Natural Resources Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Katherine Robertson, CFA®	Portfolio Manager, Index Strategies of AllianceBernstein	January 2021
Geoff Tomlinson, CFA®	Portfolio Manager, Index Strategies of AllianceBernstein	January 2021

The section of the Summary Prospectus and Prospectus entitled “1290 VT Real Estate Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Katherine Robertson, CFA®	Portfolio Manager, Index Strategies of AllianceBernstein	January 2021
Geoff Tomlinson, CFA®	Portfolio Manager, Index Strategies of AllianceBernstein	January 2021

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AllianceBernstein L.P.” is amended to include the following information:

Katherine Robertson, CFA® is a Portfolio Manager for Index Strategies at AllianceBernstein. She joined AllianceBernstein in 2007 and transitioned into her current role in 2021, after seven years as a manager in the Multi-Asset Solutions Portfolio Management Group.

Geoff Tomlinson, CFA® is a Portfolio Manager for Index Strategies at AllianceBernstein. He joined AllianceBernstein in 2006 as an associate in the Institutional Investment Management Sales Group. Prior to transitioning to his current role, from 2011 to 2019, Mr. Tomlinson was a portfolio analyst for Index Strategies, with a focus on custom index and enhanced index strategies.